Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating activities
Net loss	$ (160,416)	$ (4,690)
Adjustments to reconcile net loss to net cash used for operating activities:
Stock-based compensation	142,435	660
Changes in operating assets and liabilities:
Prepaid expenses	(586)	0
Other assets	9,851	0
Accounts payable	2,145	0
Accrued expenses	704	(861)
Net cash used in operating activities	(5,867)	(4,891)
Financing activities
Proceeds from Business Combination	27	0
Proceeds from related party loan	5,848	4,891
Net cash provided by financing activities	5,875	4,891
Net change in cash and cash equivalents	8	0
Cash and cash equivalents at beginning of period	12	12
Cash and cash equivalents at end of period	20	12
Supplemental disclosure of non-cash investing and financing activities:
Net liabilities assumed in Business Combination	12,914	0
Related party loan settled in preferred stock pursuant to Debt Exchange Agreement	54,236	0
Related party loan settled in common stock	1,000	0
Promissory notes settled in common stock	125	0
Related Party
Supplemental disclosure of non-cash investing and financing activities:
Purchase of equipment through related party loan	61
Deferred offering costs paid through related party loan	7,602	$ 5,981
Payment of promissory notes through related party loan	$ 961